PROPERTY, PLANT AND EQUIPMENT - Depreciation and Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 5,038,092	$ 1,717,977
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	2,581,448	315,489
Administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 2,456,644	$ 1,402,488